Equity Method Investment - Summary of Change in the Carrying Value of the Investment (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Cash contributions	$ 10,228
Equity method investment carrying value at September 30, 2021	10,228
Technology Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment carrying value at December 31, 2020	0
Cash contributions	10,228
Equity method investment carrying value at September 30, 2021	$ 10,228